Operating Segments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Segments Operations [Abstract]
Summary of Segment Revenues and Results
Segment revenues and results

	Revenue			Net profit
	2020	2021	2022	2020	2021	2022
	RM	RM	RM	RM	RM	RM

Business strategy consultancy	3,648,406	27,308,368	17,681,457	3,601,972	11,425,338	4,695,816
Technology development, solutions and consultancy	-	19,425,038	17,505,200	-	15,737,127	8,450,724
Others	-	741,636	383,225	-	325,679	744,482
Total	3,648,406	47,475,042	35,569,882	3,601,972	27,488,144	13,891,022
Other gains and losses				-	(324,944)	(115,972)
Interest income				-	1,571	49
Finance cost				-	(106,473)	(51,104)
Profit before income tax				3,601,972	27,058,298	13,723,995
Income tax expense				(872,882)	(7,120,480)	6,590,981
Profit for the year				2,729,090	19,937,818	20,314,976

Summary of Segment Assets
Segment assets

	2020	2021	2022
	RM	RM	RM

Business strategy consultancy	3,445,598	2,586,832	19,043,436
Technology development, solutions and consultancy	-	3,606,903	1,175,112
Investments and others	-	37,251,225	12,962,743
	3,445,598	43,444,960	33,181,291
Unallocated assets	-	669,843	8,642,813
Consolidated total assets	3,445,598	44,114,803	41,824,104